FINANCIAL INVESTORS TRUST

Disciplined Growth Investors Fund

(the “Fund”)

SUPPLEMENT DATED OCTOBER 27, 2023 TO THE PROSPECTUS

DATED AUGUST 31, 2023

Effective immediately the following change is made to the cover of the Prospectus:

The Disciplined Growth Investors Fund,

PO Box 219554

Kansas City, MO 64121-9554

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE